Redeemable Convertible Preference Shares (Details)		5 Months Ended	12 Months Ended
	Dec. 01, 2023 MYR (RM) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 MYR (RM) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 23, 2024 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Mar. 15, 2024 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 01, 2023 USD ($)	Aug. 08, 2023 $ / shares	Dec. 31, 2022 MYR (RM) shares
Redeemable Convertible Preference Shares [Line Items]
Shares issued								3,556	3,556	1,030,494
Cash considerations | RM			RM 3,000,000
Shares issued amount			RM 461					RM 39,450	$ 8,827	$ 103
Subscription price | $ / shares						$ 2.5
Tenure from the date of first issuance			60 months	60 months
Tenure the last day of the period from the date of first issuance			5 years	5 years
Fixed non-accumulated dividend rate per annum			10.00%	10.00%
Related unpaid dividends issuing shares	336,366
Fair value	RM 3,882,500		RM 3,177,600									$ 840,915
Share price of fair value based | $ / shares							$ 2.5						$ 0.0001
Finance cost			RM 1,673,335	$ 374,390	RM 505,826
Number of sold shares		268,504
Opted to Convert Units			419,929	419,929
Net book value of the liability		RM 6,483,536	RM 9,590,370		RM 6,483,536	$ 6,483,536	$ 2,145,737		$ 2,145,737					RM 2,500,000
Subscription date			2 years	2 years
Percentage of Preferential Cumulative Dividend			10.00%	10.00%
Conversion ratio			one	one
AG RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued		500,000			500,000	500,000								2,000,000
Shares issued amount | RM		RM 500,000			RM 500,000	$ 500,000								RM 2,000,000
Subscription price | RM / shares			RM 1
AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued		604,870	714,979		604,870	604,870	714,979
Shares issued amount			RM 4,389,989				$ 982,210
Fair value | RM		RM 6,942,953			RM 6,942,953	$ 6,942,953
Share price of fair value based | $ / shares							$ 2.5				$ 2.5
Finance cost | RM					704,900
Number of sold shares		671,260
Number of Sold Share | RM		RM 3,109,483
Opted to Convert Units			419,929	419,929
Net book value of the liability | RM		6,483,536	RM 478,379		6,483,536	6,483,536
Convert to common share			1	1
Carrying amount [member] | AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Net book value of the liability		RM 459,417			RM 459,417	$ 459,417	$ 107,032
Preference Shares [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued			3,000,000				3,000,000
Net book value of the liability			RM 9,590,370				$ 2,145,737
Preference Shares [Member] | AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued			1,787,647				1,787,647
Preference Shares [Member] | Carrying amount [member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued			7,989,890				7,989,890